Regulatory capital and capital adequacy (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

The Bank’s regulatory capital and capital adequacy ratios are measured in accordance with Indian GAAP and calculated under both the Basel I and Basel II frameworks, are as follows:

	Basel I, as of March 31,						Basel II, as of March 31,
	2010		2011		2011		2010		2011		2011
			(In millions)				(In millions)
Tier 1 capital	Rs.	205,488.5	Rs.	237,704.1	US$	5,336.9	Rs.	205,488.5	Rs.	237,183.5	US$	5,325.2
Tier 2 capital		64,919.4		77,438.1		1,738.6		64,919.4		77,438.1		1,738.6

Total capital	Rs.	270,407.9	Rs.	315,142.2	US$	7,075.5	Rs.	270,407.9	Rs.	314,621.6	US$	7,063.8

Total risk- weighted assets and contingents	Rs.	1,643,327.7	Rs.	2,057,206.2	US$	46,187.8	Rs.	1,549,830.1	Rs.	1,939,602.6	US$	43,547.4

Capital ratios of the Bank:
Tier 1		12.50%		11.56%				13.26%		12.23%
Total capital		16.45%		15.32%				17.44%		16.22%
Minimum capital ratios required by the RBI:
Tier 1		4.50%		4.50%				6.00%		6.00%
Total capital		9.00%		9.00%				9.00%		9.00%